Provision for Income Taxes - Expiration of Tax Loss Carryforwards (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Tax loss carryforwards	$ 2,515
2013 Tax loss carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	1
2014 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	5
2015 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	191
2016 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	748
2017 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	525
2018-2022 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	159
Later Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	156
Unlimited Tax Credit Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	$ 730